SUPPLEMENT TO THE
FIDELITY ADVISOR FUNDS(registered trademark)
CLASS A, CLASS T,
CLASS B, AND CLASS C
FEBRUARY 26, 1999
REVISED APRIL 9,1999
PROSPECTUS

       SHAREHOLDER MEETING.    On or about June 16, 1999, a meeting of
the shareholders of Fidelity Advisor Series I: Fidelity Advisor Strategic Opportunities Fund will be held to approve a proposal to amend the fund's management contract and a proposal to eliminate certain fundamental investment policies of the fund. Shareholders of record on April 19, 1999 are entitled to vote at the meeting. The proposed management contract amendments include a proposal to eliminate the current performance adjustment component of the management fee Fidelity Management & Research Company (FMR) receives from the fund for managing its investments and business affairs under the fund's existing management contract. The proposed management contract also allows FMR and the trust, on behalf of the fund, to modify the management contract subject to the requirements of the Investment Company Act of 1940.

   For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information replaces similar information found in the "Fund Management" section beginning on page 50.

   John Carlson is vice president and lead manager of Advisor Strategic Income, which he has managed since August 1995. Other Fidelity investment professionals assist Mr. Carlson in selecting investments for the fund. He also manages other Fidelity funds. Prior to joining Fidelity in 1995, Mr. Carlson was executive director of emerging markets at Lehman Brothers International from 1992 through 1995.

Margaret Eagle is vice president and manager of Advisor High Yield, which she has managed since January 1987. Additionally, she is a senior vice president of Fidelity Trust Company. Since joining
Fidelity in 1980, Ms. Eagle has been an analyst and portfolio manager.

   Kevin Grant is vice president and manager of Advisor Balanced and Advisor Intermediate Bond, which he has managed since March 1996 and October 1995, respectively. Mr. Grant manages the fixed-income investments for Advisor Balanced. He also manages several other Fidelity funds. Prior to joining Fidelity in 1993, Mr. Grant was vice president and chief mortgage strategist at Morgan Stanley for three years.

   The following information found in the "Fund Management" section on page 51 is no longer applicable.

   Ian Spreadbury is manager of Advisor Strategic Income's foreign bond investments, which he has managed since May 1998. He also manages another Fidelity fund. Additionally, Mr. Spreadbury is a director of fixed income and a portfolio manager for Fidelity International Limited (FIL). Prior to joining Fidelity in 1995, Mr. Spreadbury was a senior fund manager with Legal & General, Limited, from 1981 to 1995.

SUPPLEMENT TO THE
FIDELITY ADVISOR FUNDS(registered trademark)
INSTITUTIONAL CLASS
FEBRUARY 26,1999 PROSPECTUS

       SHAREHOLDER MEETING.    On or about June 16, 1999, a meeting of
the shareholders of Fidelity Advisor Series I: Fidelity Advisor Strategic Opportunities Fund will be held to approve a proposal to amend the fund's management contract and a proposal to eliminate certain fundamental investment policies of the fund. Shareholders of record on April 19, 1999 are entitled to vote at the meeting. The proposed management contract amendments include a proposal to eliminate the current performance adjustment component of the management fee Fidelity Management & Research Company (FMR) receives from the fund for managing its investments and business affairs under the fund's existing management contract. The proposed management contract also allows FMR and the trust, on behalf of the fund, to modify the management contract subject to the requirements of the Investment Company Act of 1940.

   For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Investment Details" section on page 37.

FOREIGN EXPOSURE. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. For example, many foreign countries are less prepared than the United States to properly process and calculate information related to dates from and after January 1, 2000, which could result in difficulty pricing foreign investments and failure by foreign issuers to pay timely dividends, interest or principal. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently than the U.S. market.

The following information replaces similar information found in the "Fund Management" section beginning on page 46.

   John Carlson is vice president and lead manager of Advisor Strategic Income, which he has managed since August 1995. Other Fidelity investment professionals assist Mr. Carlson in selecting investments for the fund. He also manages other Fidelity funds. Prior to joining Fidelity in 1995, Mr. Carlson was executive director of emerging markets at Lehman Brothers International from 1992 through 1995.

Margaret Eagle is vice president and manager of Advisor High Yield, which she has managed since January 1987. Additionally, she is a senior vice president of Fidelity Trust Company. Since joining
Fidelity in 1980, Ms. Eagle has been an analyst and portfolio manager.

   Kevin Grant is vice president and manager of Advisor Balanced and Advisor Intermediate Bond, which he has managed since March 1996 and October 1995, respectively. Mr. Grant manages the fixed-income investments for Advisor Balanced. He also manages several other Fidelity funds. Prior to joining Fidelity in 1993, Mr. Grant was vice president and chief mortgage strategist at Morgan Stanley for three years.

   The following information found in the "Fund Management" section on page 47 is no longer applicable.

   Ian Spreadbury is manager of Advisor Strategic Income's foreign bond investments, which he has managed since May 1998. He also manages another Fidelity fund. Additionally, Mr. Spreadbury is a director of fixed income and a portfolio manager for Fidelity International Limited (FIL). Prior to joining Fidelity in 1995, Mr. Spreadbury was a senior fund manager with Legal & General, Limited, from 1981 to 1995.

The following information replaces similar information found on the back cover.

Fidelity Advisor Funds, Fidelity Investments & (Pyramid) Design,
Fidelity, Fidelity Investments, and Directed Dividends are registered trademarks of FMR Corp.

TechnoQuant and Portfolio Advisory Services are service marks of FMR
Corp.

SUPPLEMENT TO THE FIDELITY STRATEGIC
OPPORTUNITIES FUND
INITIAL CLASS
FEBRUARY 26,1999
PROSPECTUS

       SHAREHOLDER MEETING.    On or about June 16, 1999, a meeting of
the shareholders of Fidelity Advisor Series I: Fidelity Advisor Strategic Opportunities Fund will be held to approve a proposal to amend the fund's management contract and a proposal to eliminate certain fundamental investment policies of the fund. Shareholders of record on April 19, 1999 are entitled to vote at the meeting. The proposed management contract amendments include a proposal to eliminate the current performance adjustment component of the management fee Fidelity Management & Research Company (FMR) receives from the fund for managing its investments and business affairs under the fund's existing management contract. The proposed management contract also allows FMR and the trust, on behalf of the fund, to modify the management contract subject to the requirements of the Investment Company Act of 1940.

   For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-522-7297 to request a free copy of the proxy statement.

The following information replaces similar information found on page
4.

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Sales charge (load) on        None
purchases and reinvested
distributions

Deferred sales charge (load)  None
on redemptions

Annual account maintenance    $12.00
fee (for accounts under
$2,500)